First Quarter Report
November 30, 2022 (Unaudited)
Columbia Contrarian Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 10.7%
Entertainment 2.7%
Endeavor Group Holdings, Inc., Class A(a)	2,053,553	45,157,630
Take-Two Interactive Software, Inc.(a)	1,297,700	137,153,913
Walt Disney Co. (The)(a)	1,154,925	113,032,510
Total		295,344,053
Interactive Media & Services 5.3%
Alphabet, Inc., Class A(a)	1,998,172	201,795,390
Alphabet, Inc., Class C(a)	1,830,911	185,745,921
Match Group, Inc.(a)	1,681,802	85,031,909
Meta Platforms, Inc., Class A(a)	492,905	58,212,081
ZoomInfo Technologies, Inc., Class A(a)	1,421,269	40,648,293
Total		571,433,594
Media 0.8%
Comcast Corp., Class A	2,265,100	82,993,264
Wireless Telecommunication Services 1.9%
T-Mobile US, Inc.(a)	1,350,623	204,565,360
Total Communication Services		1,154,336,271
Consumer Discretionary 6.7%
Automobiles 0.8%
Tesla, Inc.(a)	430,187	83,757,409
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	136,908	37,347,133
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	3,918,918	378,332,344
Specialty Retail 1.3%
Lowe’s Companies, Inc.	240,188	51,051,959
TJX Companies, Inc. (The)	1,107,977	88,693,559
Total		139,745,518
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	2,189,115	82,682,874
Total Consumer Discretionary		721,865,278
Consumer Staples 7.2%
Beverages 0.3%
Monster Beverage Corp.(a)	341,246	35,100,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 3.5%
Sysco Corp.	1,770,794	153,191,389
Walmart, Inc.	1,501,195	228,812,142
Total		382,003,531
Food Products 1.7%
Mondelez International, Inc., Class A	2,662,702	180,025,282
Household Products 1.3%
Procter & Gamble Co. (The)	974,355	145,334,792
Personal Products 0.4%
Coty, Inc., Class A(a)	4,971,623	39,126,673
Total Consumer Staples		781,590,841
Energy 5.3%
Oil, Gas & Consumable Fuels 5.3%
Canadian Natural Resources Ltd.	2,134,541	127,474,789
Chevron Corp.	1,519,569	278,552,193
EOG Resources, Inc.	1,158,120	164,371,972
Total		570,398,954
Total Energy		570,398,954
Financials 11.9%
Banks 5.2%
Bank of America Corp.	5,424,952	205,334,433
JPMorgan Chase & Co.	875,987	121,043,884
Wells Fargo & Co.	4,932,365	236,506,902
Total		562,885,219
Capital Markets 2.7%
BlackRock, Inc.	101,332	72,553,712
MSCI, Inc.	106,913	54,293,629
State Street Corp.	2,075,228	165,333,415
Total		292,180,756
Consumer Finance 0.1%
American Express Co.	74,055	11,670,327
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	1,056,883	336,722,924
2	Columbia Contrarian Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.8%
Aon PLC, Class A	291,973	90,009,436
Total Financials		1,293,468,662
Health Care 14.5%
Biotechnology 2.4%
BioMarin Pharmaceutical, Inc.(a)	936,876	94,605,739
Vertex Pharmaceuticals, Inc.(a)	526,098	166,457,407
Total		261,063,146
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	1,300,618	139,920,485
Boston Scientific Corp.(a)	2,398,349	108,573,259
Total		248,493,744
Health Care Providers & Services 3.0%
CVS Health Corp.	1,552,507	158,169,413
Elevance Health, Inc.	319,427	170,229,037
Total		328,398,450
Life Sciences Tools & Services 1.2%
IQVIA Holdings, Inc.(a)	251,067	54,737,627
Thermo Fisher Scientific, Inc.	134,433	75,312,055
Total		130,049,682
Pharmaceuticals 5.6%
Eli Lilly & Co.	643,291	238,712,424
Johnson & Johnson	2,065,619	367,680,182
Total		606,392,606
Total Health Care		1,574,397,628
Industrials 8.3%
Aerospace & Defense 2.0%
Raytheon Technologies Corp.	2,173,699	214,587,565
Airlines 0.7%
Southwest Airlines Co.(a)	1,842,867	73,548,822
Industrial Conglomerates 2.2%
General Electric Co.	1,450,171	124,671,201
Honeywell International, Inc.	506,711	111,248,400
Total		235,919,601
Machinery 1.1%
Parker-Hannifin Corp.	414,316	123,855,625
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.3%
Uber Technologies, Inc.(a)	5,269,079	153,540,962
Union Pacific Corp.	450,427	97,936,343
Total		251,477,305
Total Industrials		899,388,918
Information Technology 26.7%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	876,270	110,515,172
Zebra Technologies Corp., Class A(a)	81,856	22,124,040
Total		132,639,212
IT Services 4.1%
Fidelity National Information Services, Inc.	852,589	61,880,910
International Business Machines Corp.	326,348	48,593,217
MasterCard, Inc., Class A	486,521	173,396,084
Visa, Inc., Class A	732,247	158,897,599
Total		442,767,810
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.(a)	998,676	77,527,218
Lam Research Corp.	228,209	107,801,367
Marvell Technology, Inc.	658,193	30,619,138
Microchip Technology, Inc.	756,061	59,872,471
NVIDIA Corp.	932,644	157,831,344
QUALCOMM, Inc.	395,348	50,007,569
Total		483,659,107
Software 11.3%
Adobe, Inc.(a)	592,525	204,379,648
Intuit, Inc.	432,346	176,219,906
Microsoft Corp.	2,726,871	695,733,867
Palo Alto Networks, Inc.(a)	535,002	90,896,840
Salesforce, Inc.(a)	351,204	56,280,441
Total		1,223,510,702
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	4,101,000	607,071,030
Total Information Technology		2,889,647,861

Columbia Contrarian Core Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.3%
Chemicals 2.3%
Corteva, Inc.	1,198,614	80,498,916
International Flavors & Fragrances, Inc.	1,011,970	107,086,665
Sherwin-Williams Co. (The)	237,387	59,152,093
Total		246,737,674
Total Materials		246,737,674
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	751,447	166,257,649
Total Real Estate		166,257,649
Utilities 2.6%
Electric Utilities 1.5%
American Electric Power Co., Inc.	1,733,230	167,776,664
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	1,957,633	118,534,678
Total Utilities		286,311,342
Total Common Stocks (Cost $6,869,697,444)		10,584,401,078

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	203,087,537	203,006,302
Total Money Market Funds (Cost $202,976,274)		203,006,302
Total Investments in Securities (Cost: $7,072,673,718)		10,787,407,380
Other Assets & Liabilities, Net		41,056,818
Net Assets		10,828,464,198

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	289,176,047	528,085,506	(614,271,598)	16,347	203,006,302	6,978	1,887,126	203,087,537
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Contrarian Core Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT133_08_N01_(01/23)